Other Information by Nature - Summary of Breakdown of Selling and Marketing, Research and Development and General and Administrative Expenses by Nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total expenses	€ 150,268	€ 149,596	€ 146,220
Personnel
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total expenses	73,340	63,939	64,543
Other Costs and Incomes
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total expenses	64,003	71,195	71,164
Depreciation and Amortization
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total expenses	12,860	13,780	11,273
Expected Credit Losses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total expenses	€ 65	€ 682	€ (760)